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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 May 9, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       30

Form 13F Information Table Value Total:   $ 554,603
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SOLE)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AFC ENTERPRISES                     COM           00104Q107     $31,459     3,499,312  SH          SOLE         1          3,499,312
ADVANTA CORP-CL B                   CL B          007942204     $492           70,000  SH          SOLE         1             70,000
AERCAP HOLDINGS NV                  SHS           N00985106     $55,758     3,171,700  SH          SOLE         1          3,171,700
BOYD GAMING CORP                    COM           103304101     $1,096         54,800  SH          SOLE         1             54,800
CAREER EDUCATION CORP               COM           141665109     $66,267     5,209,700  SH          SOLE         1          5,209,700
DOLLAR THRIFTY AUTOMOTIVE GP        COM           256743105     $8,156        597,952  SH          SOLE         1            597,952
FAMILYMEDS GROUP INC                COM           30706T209     $142          333,081  SH          SOLE         1            333,081
FIRST MARBLEHEAD CORP/THE           COM           320771108     $65,392     8,765,619  SH          SOLE         1          8,765,619
GAMETECH INTERNATIONAL INC          COM           36466D102     $5,911        995,175  SH          SOLE         1            995,175
GAMMON GOLD INC                     COM           36467T106     $7,297        971,600  SH          SOLE         1            971,600
GOLD FIELDS LTD-SPONS ADR           SPONS ADR     38059T106     $16,372     1,183,800  SH          SOLE         1          1,183,800
DESARROLLADORA HOMEX-ADR            SPONS ADR     25030W100     $1,451         25,000  SH          SOLE         1             25,000
KINROSS GOLD CORP                   COM NO PAR    496902404     $30,008     1,357,200  SH          SOLE         1          1,357,200
MAGNA ENTERTAINMENT -CL A           CL A          559211107     $210          616,287  SH          SOLE         1            616,287
MCGRAW-HILL COMPANIES INC           COM           580645109     $8,473        229,310  SH          SOLE         1            229,310
MINEFINDERS CORP                    COM           602900102     $8,810        717,400  SH          SOLE         1            717,400
NATURES SUNSHINE PRODS INC          COM           639027101     $20,620     2,170,500  SH          SOLE         1          2,170,500
PROGRESSIVE GAMING INTERNATIONAL    COM           74332S102     $3,099      1,461,917  SH          SOLE         1          1,461,917
SK TELECOM CO LTD-ADR               SPONS ADR     78440P108     $104,865    4,852,620  SH          SOLE         1          4,852,620
SILICON MOTION TECHNOL-ADR          SPONS ADR     82706C108     $20,622     1,460,500  SH          SOLE         1          1,460,500
THERMADYNE HOLDINGS CORP            COM PAR $0.01 883435307     $7,921        769,068  SH          SOLE         1            769,068
US AIRWAYS GROUP INC                COM           90341W108     $25,247     2,833,600  SH          SOLE         1          2,833,600
VALASSIS COMMUNICATIONS INC         COM           918866104     $42,941     3,957,720  SH          SOLE         1          3,957,720
VIVO PARTICIPACOES SA-ADR           SPONSD ADR    92855S101     $1,192        200,000  SH          SOLE         1            200,000
ISHARES LEHMAN 10-20 YEAR TR        LHMN 10-20 YR 464288653     $217            2,000  SH          SOLE         1              2,000
ISHARES MSCI BRAZIL                 MSCI BRAZIL   464286400     $7,703         95,000       PUT    SOLE         1             95,000
ISHARES MSCI BRAZIL                 MSCI BRAZIL   464286400     $3,081         65,000       PUT    SOLE         1             65,000
ISHARES MSCI BRAZIL                 MSCI BRAZIL   464286400     $3,081        101,000       PUT    SOLE         1            101,000
ISHARES MSCI EMERGING MK            MSCI EMERG MKT464287234     $2,688         96,500       PUT    SOLE         1             96,500
ISHARES MSCI EMERGING MK            MSCI EMERG MKT464287234     $4,031        185,250       PUT    SOLE         1            185,250

								$554,603














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